Exploration and evaluation assets (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
VAT recovery	$ 302,786	$ 561,086	$ 396,209
VAT refund from prior years	83,660	173,876	139,313
Tuligtic Member
IfrsStatementLineItems [Line Items]
Impairment of acquisition costs	0	11,308,720	0
Impairment of deferred exploration cost	$ 55,374	$ 52,514,758	$ 0